Reconciliation of Effective Income Tax Rate to the Statutory Federal Rate (Detail)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Statutory Federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes	1.80%	1.00%	0.90%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Percent	4.50%	0.00%	0.00%
Foreign tax rate difference	(5.60%)	(5.80%)	(5.80%)
Cash surrender of life insurance	(0.90%)	(0.70%)	0.10%
Federal manufacturing deduction	(1.00%)	(1.00%)	(1.60%)
Research tax credit	(0.30%)	(1.10%)	(0.40%)
Other	(0.40%)	0.20%	(1.50%)
Effective income tax rate	33.10%	27.60%	26.70%